Equity Method Investments and Variable Interest Entities	3 Months Ended
Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
Equity Method Investments and Variable Interest Entities
On November 21, 2016, Rowan and Saudi Aramco, through their subsidiaries, entered into a Shareholders’ Agreement to create a 50/50 joint venture, known as ARO. ARO commenced operations on October 17, 2017, and owns, managed and operates offshore drilling units in Saudi Arabia. The Company accounts for its interest in ARO using the equity method of accounting and only recognizes its portion of equity earnings in the Company's condensed consolidated financial statements. ARO is a variable interest entity; however, the Company is not the primary beneficiary and therefore does not consolidate ARO. The Company's judgment regarding the level of influence over ARO included considering key factors such as: each company's ownership interest, representation on the board of managers of ARO, ability to direct activities that most significantly impact ARO's economic performance, as well as the ability to influence policy-making decisions.
Summarized financial information
Summarized financial information for ARO, as derived from ARO's financial statements, is as follows (in millions):

	Three months ended March 31, 2019	Three months ended March 31, 2018
REVENUE	$136.0	$58.3
Direct operating costs (excluding items below)	85.1	33.4
Depreciation and amortization	13.4	16.6
Selling, general and administrative	5.2	6.4
Loss on disposals of property and equipment	0.6	0.1
INCOME FROM OPERATIONS	31.7	1.8
Interest expense, net	(9.7)	(5.6)
Provision (benefit) for income taxes	7.7	(1.2)
NET INCOME (LOSS)	$14.3	$(2.6)

Rowan's equity in earnings (losses) from ARO	$7.1	$(1.3)

	March 31, 2019	December 31, 2018
Current assets	$367.8	$348.9
Non-current assets	925.8	727.0
Total assets	$1,293.6	$1,075.9

Current liabilities	$183.0	$112.2
Non-current liabilities	1,053.4	949.1
Total liabilities	$1,236.4	$1,061.3

Related party transactions
The Company's investment in ARO was decreased by $1.3 million as of January 1, 2019 to reflect its share of the impact ARO's adoption of ASC 842 had on their retained earnings.
In October 2017 and October 2018, the Company contributed cash to ARO in exchange for a 10-year shareholder note receivable from ARO at a stated interest rate of LIBOR plus two percent. Interest is being recognized as a part of Interest income in the Company's Condensed Consolidated Statements of Operations and totaled approximately $5.7 million and $2.8 million for the three months ended March 31, 2019 and 2018, respectively. At March 31, 2019, the Company had an interest receivable from ARO of $5.7 million which is included in Prepaid expenses and other current assets on the Condensed Consolidated Balance Sheet.
In conjunction with the establishment of ARO, the Company entered into a series of agreements with ARO including: a Transition Services Agreement, Secondment Agreement and Lease Agreements. There is also an agreement between the Company and ARO, pursuant to which ARO agreed to reimburse the Company for certain capital expenditures related to four rigs leased to ARO. At March 31, 2019, $14.3 million for the Bess Brants and Earnest Dees capital expenditures reimbursement is included in Receivables - trade and other on the Condensed Consolidated Balance Sheet. During the three months ended March 31, 2019, the Company received $14.3 million in capital expenditures reimbursement from ARO for the EXLI and EXL IV. Pursuant to these agreements, the Company, or its seconded employees, will provide various services to ARO, and in return, the Company is to be provided remuneration for those services. From time to time Rowan may sell equipment or supplies to ARO. Revenue and other amounts recognized by Rowan related to these agreements and transactions is as follows (in millions):

	Three months ended March 31, 2019	Three months ended March 31, 2018
Secondment and other Revenue - Jack-ups	$20.9	$14.3
Lease and Related Revenue - Jack-ups	21.4	—
Transition Services Revenue - Unallocated	4.9	9.0
Total Revenue received from ARO	$47.2	$23.3

Proceeds from equipment sales to ARO (a)	$0.3	$1.2

(a) For the the three months ended March 31. 2019, no gain or loss was recognized. For the three months ended March 31, 2018, a $0.6 million loss was recognized in Loss on disposals of property and equipment on the Condensed Consolidated Statement of Operations.

Total accounts receivable from ARO totaled approximately $50.8 million and $68.8 million as of March 31, 2019 and December 31, 2018, respectively, and are included in Receivables - trade and other on the Condensed Consolidated Balance Sheets.
The Company also entered into a Rig Management Agreement pursuant to which ARO provided certain rig management services for Rowan's rigs while they are contracted with Saudi Aramco and the Company compensated ARO for the services in which they provided to Rowan. There were no rigs managed by ARO in 2019. The Company recognized $10.6 million for the three months ended March 31, 2018, in Direct operating cost in the Condensed Consolidated Statements of Operations related to these rig management services. Additionally, ARO may sell equipment or supplies to Rowan or purchase such for Rowan, in which case ARO is provided reimbursement. Such transactions were minimal for the three months ended March 31, 2019 and 2018.
Accounts payable to ARO totaled approximately $3.0 million and $6.1 million as of March 31, 2019 and December 31, 2018, respectively.
The following summarizes the total assets and liabilities as reflected in the Company's Condensed Consolidated Balance Sheets as well as the Company's maximum exposure to loss related to ARO (in millions). Generally, the Company's maximum exposure to loss is limited to its 1) equity investment in the joint venture, 2) outstanding note receivable and 3) any receivable to the Company for services it provides to the joint venture, reduced by payables for services which the Company owes to ARO.

	March 31, 2019	December 31, 2018
Total assets	$558.0	$566.0
Total liabilities	3.0	6.1
Maximum exposure to loss	$555.0	$559.9